Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 4,409	$ 2,789	$ 20,944
Accounts receivable, net	3,470	3,142	2,677
Other receivables	142	493	310
Inventories, net	11,674	10,784	8,705
Deferred cost of goods sold	754	863	813
Deferred initial public offering costs			1,965
Prepaid expense and other current assets	698	735	833
Total current assets	21,147	18,806	36,247
Property and equipment, net	11,837	12,091	12,784
Other assets	153	279	324
Total assets	33,137	31,176	49,355
Current liabilities:
Current portion of long-term debt, related parties	16,691	69,107	52,845
Current portion of capital lease obligation		26	153
Accounts payable	5,606	7,419	4,076
Accrued expense and other current liabilities	6,299	5,931	7,701
Deferred revenue	1,734	1,895	1,632
Derivative liabilities	3,121
Total current liabilities	33,451	84,378	66,407
Capital lease obligation, less current portion			26
Long-term debt, related parties	55,000
Deferred rent liability	51	143	198
Derivative liabilities			443
Total liabilities	88,502	84,521	67,074
Commitments and contingencies
Stockholders' deficit
Common stock, value	4	2
Additional paid-in capital	339,401	324,525	292,958
Accumulated deficit	(394,770)	(377,872)	(310,677)
Total stockholders' deficit	(55,365)	(53,345)	(17,719)
Total liabilities and stockholders' deficit	$ 33,137	$ 31,176	$ 49,355